Schedule III Consolidated Financial Statement Schedule of Rental Properties and Accumulated Depreciation (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rental Properties
Balance at beginning of period	$ 4,546,769	$ 3,903,955	$ 3,644,413
Purchase of rental properties	183,720	258,279
Sale of rental properties	(3,738)	(16,625)	(20,842)
Additions and net transfers from land held for future development and construction in progress	386,008	401,160	280,384
Balance at end of period	5,112,759	4,546,769	3,903,955
Accumulated Depreciation
Balance at beginning of period	616,007	520,647	428,690
Depreciation expense on properties	126,528	102,165	98,351
Sale of properties		(6,805)	(6,394)
Balance at end of period	$ 742,535	$ 616,007	$ 520,647